Recently Issued Accounting Standards	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Recently Issued Accounting Standards
(3)	Recently Issued Accounting Standards

Adopted and Pending Accounting Standards

The Company has not adopted any accounting standards with a material impact to the condensed consolidated financial statements, and does not expect a material impact to the condensed consolidated financial statements as a result of accounting standards issued but not yet effective.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2013, the Company adopted ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting. The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. The Company also adopted ASU 2013-01, which clarifies the scope of these disclosures. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On January 1, 2013, the Company adopted ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which amends FASB ASC 220, Comprehensive Income. The amended guidance requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by significant component. For significant amounts reclassified into net income in their entirety in the same reporting period, the amended guidance also requires entities to present or disclose the effect of these reclassifications on line items of net income. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On July 17, 2013, the Company adopted ASU 2013-10, which permits the Overnight Index Swap Rate to be designed as a U.S. benchmark interest rate for hedge accounting purposes. This guidance is applied prospectively on new or redesigned hedging relationships and accordingly had no impact to the Company’s consolidated financial statements.

On January 1, 2012, the Company adopted ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The Company also adopted ASU 2013-03, which clarifies the applicability of these disclosures. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On January 1, 2012, the Company adopted ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. The Company elected two separate but consecutive statements of operations and comprehensive income and adopted ASU 2011-05 retrospectively.

Pending Accounting Standards

In February 2013, the FASB issued ASU 2013-04, which amends existing guidance in ASC 405, Liabilities. The ASU provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The guidance is effective retrospectively for the Company’s annual and interim periods beginning January 1, 2014. The Company is currently in the process of determining the impact of adoption.

In June 2013, the FASB issued ASU 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status and operations of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2014. The Company is currently in the process of determining the impact of adoption.

In July 2013, the FASB issued ASU 2013-11, which amends existing guidance in ASC 740, Income Taxes. The amended guidance provides clarification on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The Company will adopt the ASU for interim and annual periods beginning January 1, 2014. The Company is currently in the process of determining the impact of adoption.

In January 2014, the FASB issued ASU 2014-01, which amends existing guidance in ASC 323, Equity Method and Joint Ventures. The amended guidance permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.